Convertible Debentures (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Related Party Transactions [Abstract]
Accrued interest expense	$ 80,490	$ 8,813	$ 722,330	$ 25,011
Coupon interest on the debenture	$ 50,628	$ 44,731	$ 151,334	$ 135,486